Finance Cost - Schedule of Finance Cost (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 11, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Finance Cost [Abstract]
Interest expense – deferred revenue		$ 2,562
Interest expense – loans and borrowings		2,367	4,795
Amortisation of finance costs related to loans and borrowings		653	100
Other		155	175
Total finance cost	$ 10,000	$ 5,737	$ 5,070